Long-term payable (Details) In Thousands, unless otherwise specified	1 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2009 item	Dec. 31, 2013 Hainan Yingli USD ($)	Dec. 31, 2013 Hainan Yingli CNY	Jan. 31, 2011 Yingli China Hainan Yingli USD ($)	Jan. 31, 2011 Yingli China Hainan Yingli CNY	Sep. 30, 2009 Yingli China Hainan Yingli CNY	Dec. 31, 2013 Yingli China Hainan Yingli CNY	Dec. 31, 2012 Yingli China Hainan Yingli CNY	Dec. 31, 2010 Yingli China Hainan Yingli CNY	Sep. 30, 2009 Unrelated entity one Hainan Yingli CNY	Dec. 31, 2010 Unrelated entity one Hainan Yingli CNY	Sep. 30, 2009 Unrelated entity two Hainan Yingli CNY	Dec. 31, 2010 Unrelated entity two Hainan Yingli CNY	Nov. 30, 2012 Unrelated entity three Hainan Yingli CNY	Dec. 31, 2012 Unrelated entity three Hainan Yingli CNY	Dec. 31, 2013 Unrelated entity four Hainan Yingli CNY	Dec. 31, 2013 Unrelated entity four Hainan Yingli CNY
Long-term payable
Number of other entities unrelated to the company that contributed to establish equity interest	2
Contribution made to acquire equity interest						100,000			150,000	60,000	90,000	40,000	60,000	100,000		100,000
Percentage of ownership						50.00%				30.00%		20.00%		5.825%		5.50%
Term over which the entity is committed to purchase additional equity ownership									3 years
Percentage of equity ownership committed to be purchased by the entity									30.00%
Cost of equity ownership committed to be purchased									150,000
Term of bank borrowing rate applicable on cost of equity ownership committed to be purchased									3 years						5 years		2 years
Percentage of expected losses absorbed by primary beneficiary							80.00%
Percentage of expected residual returns absorbed by primary beneficiary							80.00%
Percentage of variable interest not held by the company							20.00%
Liability representing the 30% equity owner's cash contribution plus accrued unpaid interest									157,654
30% equity owner's cash contribution									150,000
Percentage of equity interest purchased by the entity				30.00%	30.00%
Repayment of borrowings				23,833	150,000										100,000		100,000
Unpaid interest on borrowings								6,419
Interest paid							6,419
Interest rate (as a percent)															5.00%	6.15%	6.15%
Principal amount plus accrued interest		34,205	207,067
Principal amount			200,000